(Loss) Earnings Per Share - Summary of Antidilutive Securities Excluded from Computation of Earnings Per share (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Convertible redeemable preferred shares [Member]
Convertible redeemable preferred shares	0	0	15,033,856,835
Share options [Member]
Convertible redeemable preferred shares	0	428,577,773	418,452,697